Consolidated Statements of Operations (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commissions, related party	$ 856,334	$ 294,933	$ 359,868
Vessel operating expenses, related party	130,384	122,909	148,329
General and administrative expenses, related party	1,710,000	1,250,000	1,250,000
Interest and other financing costs, related party	$ 79,533	$ 0	$ 0